COMMISSIONS AND FEES (Tables)	12 Months Ended
Dec. 31, 2012
COMMISSIONS AND FEES
Commissions and fees revenues
In millions of dollars	2012	2011	2010
Credit cards and bank cards	$3,302	$3,360	$3,571
Investment banking	2,991	2,451	2,977
Trading-related	2,296	2,587	2,368
Transaction services	1,733	1,821	1,774
Other Consumer (1)	908	990	1,192
Checking-related	615	624	703
Primerica	—	—	91
Loan servicing	313	251	353
Corporate finance (2)	516	519	439
Other	58	62	23
Total commissions and fees	$12,732	$12,665	$13,491

(1)   Primarily consists of fees for investment fund administration and management, third-party collections, commercial demand deposit accounts and certain credit card services.

(2)   Consists primarily of fees earned from structuring and underwriting loan syndications.